CONVENIENCE TRANSLATION	12 Months Ended
Dec. 31, 2013
CONVENIENCE TRANSLATION

3. CONVENIENCE TRANSLATION

The Group, with the exception of its subsidiary, Red 5, The9 Interactive, Red 5 Singapore, Red5 Korea and The9 Korea, maintains its accounting records and prepares its financial statements in RMB. The United States dollar (“US dollar” or “US$”) amounts disclosed in the accompanying financial statements are presented solely for the convenience of the readers at the rate of US$1.00 = RMB6.0537, representing the noon buying rate in the City of New York for cable transfers of RMB, as certified for customs purposes by the Federal Reserve Bank of New York, on December 31, 2013. Such translations should not be construed as representations that the RMB amounts represent, or have been or could be converted into, United States dollars at that or any other rate.